Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note 10 - Earnings per Share

We use the two-class method of computing earnings per common share which is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Under the two-class method, earnings per common share are computed by dividing the sum of distributed earnings to common stockholders and undistributed earnings allocated to common stockholders by the weighted average number of common shares outstanding for the period.

A participating security is defined by GAAP as an unvested share-based payment award containing non-forfeitable rights to dividends and must be included in the computation of earnings per share pursuant to the two-class method. Our nonvested restricted stock and LTIP units are considered participating securities as these share-based awards contain non-forfeitable rights to dividends irrespective of whether the awards ultimately vest or expire.

The following table sets forth the computation of our basic and diluted earnings per common share (in thousands except per share information):

	For the Years Ended December 31,
	2011	2010	2009
Earnings per Common share – Basic and Diluted
Numerator
Loss from continuing operations	$ (35,197)	$ (38,021)	$ (27,825)
Gain on dispositions of real estate interests	—	13	5
Loss from continuing operations and gain attributable to noncontrolling interests	4,192	4,665	3,894

Loss from continuing operations attributable to common stockholders	(31,005)	(33,343)	(23,926)
Less: Distributed and undistributed earnings allocated to participating securities	(443)	(480)	(436)

Numerator for adjusted loss from continuing operations attributable to common stockholders	(31,448)	(33,823)	(24,362)
Numerator for income (loss) from discontinued operations attributable to common stockholders	5,755	(4,487)	5,341

Adjusted net loss attributable to common stockholders	$ (25,693)	$ (38,310)	$ (19,021)

Denominator
Weighted average common shares outstanding – basic and dilutive	242,591	212,412	192,900

Earnings per Common Share – Basic and Diluted
Loss from continuing operations	$ (0.13)	$ (0.16)	$ (0.13)
Income (loss) from discontinued operations	0.02	(0.02)	0.03

Net loss attributable to common stockholders	$ (0.11)	$ (0.18)	$ (0.10)

Potentially Dilutive Shares

We have excluded from diluted earnings per share the weighted average common share equivalents related to approximately 5.7 million, 5.5 million and 4.1 million stock options, phantom stock and warrants for the years ended December 31, 2011, 2010, and 2009 respectively, because their effect would be anti-dilutive.